EQUITY - Tax Effect Relating to Other Comprehensive Income (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
(Losses)/Gains on remeasurement of defined benefit plans, before tax	€ (463)	€ 34	€ (2,078)
(Losses)/Gains on remeasurement of defined benefit plans, tax	110	1	456
(Losses)/Gains on remeasurement of defined benefit plans, net of tax	(353)	35	(1,622)
(Losses)/Gains on cash flow hedging instruments, before tax	(64,130)	40,109	(2,272)
(Losses)/Gains on cash flow hedging instruments, tax	17,960	(11,291)	610
(Losses)/Gains on cash flow hedging instruments, net of tax	(46,170)	28,818	(1,662)
Exchange differences on translating foreign operations, before tax	14,229	(11,731)	2,652
Exchange gains on translating foreign operations, tax	0	0	0
Exchange gains on translating foreign operations, net of tax	14,229	(11,731)	2,652
Total other comprehensive income/(loss)	(50,364)	28,412	(1,698)
Total other comprehensive (loss)/income, tax	18,070	(11,290)	1,066
Total other comprehensive (loss)/income, net of tax	€ (32,294)	€ 17,122	€ (632)